Cash generated from operating activities	12 Months Ended
Dec. 31, 2022
Cash generated from operating activities
Cash generated from operating activities

23.  Cash generated from operating activities

	Year ended
	December 31,
	2022	2021	2020
	$’m	$’m	$’m
Profit/(loss) for the year	237	(210)	111
Income tax charge (note 7)	19	22	29
Net finance (income)/expense (note 6)	(80)	235	70
Depreciation and amortization (notes 10, 11)	359	343	315
Exceptional operating items (note 5)	90	272	20
Movement in working capital	(202)	16	7
Exceptional costs paid, including restructuring	(101)	(67)	(22)
Cash generated from operations	322	611	530